Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Capitalized patent costs, unissued	$ 284	$ 198
Amortization expense related to intangible assets	$ 81	$ 90
Patents [Member]
Weighted average amortization period	10 years 2 months 12 days
FCC Licenses [Member]
Weighted average amortization period	3 years 1 month 6 days